SHARE-BASED COMPENSATION (Schedule of Parameters Used in Valuing Fair Value of Options) (Details) - Options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	[1]	104.00%	58.00%	59.00%
Expected volatility, maximum	[1]	108.00%	60.00%	60.00%
Risk-free rate, minimum		2.67%	1.90%	1.20%
Risk-free rate, maximum		3.15%	2.20%	2.10%
Dividend yield		0.00%	0.00%	0.00%
Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term		5 years 6 months	5 years 6 months	5 years 6 months
Share price		$ 3.24	$ 15.96	$ 26.64
Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term		7 years	7 years	7 years
Share price		$ 9.07	$ 26.40	$ 38.40

[1]	In the years ended December 31, 2017 and 2016, expected volatility was calculated based upon certain peer companies that the Company considered to be comparable. In the year ended December 31, 2018, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.